J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

JPMorgan Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 24, 2017

to the Prospectuses dated July 1, 2016, as supplemented

Effective immediately, the JPMorgan Unconstrained Debt Fund and JPMorgan Income Fund may originate loans as a non-principal investment strategy. The following disclosure will be added for JPMorgan Income Fund as the last sentence under “Additional Investment Strategies” in the “More About the Funds — Additional Information About the Funds’ Investment Strategies” section.

The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors.

Effective immediately, the following disclosure will added as the last sentence under JPMorgan Unconstrained Debt Fund in the “More About the Funds — Additional Information About the Funds’ Investment Strategies” section.

The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors. The use of loan originations is not a principal investment strategy of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INC-CLO-217

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 24, 2017

to the Prospectuses dated December 29, 2016, as supplemented

Effective immediately, the following disclosure will be added for JPMorgan Global Bond Opportunities Fund at the end of the “Additional Investment Strategies” in the “More About the Funds — Additional Information About the Funds’ Investment Strategies” section.

The Fund may also originate loans, in which the Fund may lend money directly to an obligor by investing in limited liability companies that make loans directly to obligors. In addition, although not part of its principal investment strategy, the Fund may invest in Sukuk. Sukuk are certificates, similar to bonds, issued by the issuer to obtain an upfront payment in exchange for an income stream to be generated by certain assets of the issuer.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-GBO-CLO-217